Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2023-10-02
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Policy for Recovery of Erroneously Awarded Incentive Compensation

On October 2, 2023, we adopted a revised Policy for Recovery of Erroneously Awarded Incentive Compensation (“clawback” policy) that complies with the requirements of Exchange Act Rule 10D-1 and the corresponding Nasdaq listing standards under which if the Company is required to prepare a Restatement (as defined in the policy), the Company will seek to recover and clawback from any Affected Officer (as defined in the policy) reasonably promptly the Erroneously Awarded Compensation (as defined in the policy) received by the Affected Officer.